OTHER LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Other Long-Lived Assets

Other long-lived assets are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Prepaid license fee	—	6,515,200	938,384
Others	1,879,021	103,777	14,947

Total	1,879,021	6,618,977	953,331